CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Vessels	$ 4,409.9	$ 2,957.8
Containers and handling equipment	1,242.8	1,365.8
Other tangible assets	98.5	68.9
Intangible assets	92.9	73.8
Investments in associates	22.0	12.2
Other investments	1,373.2	169.2
Other receivables	112.1	107.2
Deferred tax assets	2.3	2.1
Total non-current assets	7,353.7	4,757.0
Inventories	190.7	119.0
Trade and other receivables	825.7	1,278.0
Other investments	2,233.1	2,144.5
Cash and cash equivalents	1,022.1	1,543.3
Total current assets	4,271.6	5,084.8
Total assets	11,625.3	9,841.8
Equity
Share Capital and reserves	1,987.7	2,011.4
Retained earnings	3,901.9	2,580.6
Equity attributable to owners of the Company	5,889.6	4,592.0
Non-controlling interests	6.3	7.5
Total equity	5,895.9	4,599.5
Liabilities
Lease liabilities	2,778.7	2,178.7
Loans and other liabilities	91.9	120.8
Employee benefits	45.2	65.6
Deferred tax liabilities	151.4	120.6
Total non-current liabilities	3,067.2	2,485.7
Trade and other payables	896.2	1,086.3
Provisions	50.2	28.3
Contract liabilities	238.9	618.3
Lease liabilities	1,380.8	893.0
Loans and other liabilities	96.1	130.7
Total current liabilities	2,662.2	2,756.6
Total liabilities	5,729.4	5,242.3
Total equity and liabilities	$ 11,625.3	$ 9,841.8